Related Party Transactions - Additional Information (Detail) - USD ($)	1 Months Ended	12 Months Ended
	May. 31, 2012	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Related party transactions			$ 0
Telefonica S.A.
Related Party Transaction [Line Items]
Revenue transaction with related party		$ 144,000
Receivable from related party		$ 57,000
Telefonica S.A. | Location Labs
Related Party Transaction [Line Items]
Contract term years	3 years
Renewal of contract terms	1 year